Derivatives and Hedging Activities - Summary of Derivative Assets and Liability Balance by Type of Financial Instrument Before and After Effects of Offsetting (Detail) - USD ($) $ in Millions	Mar. 26, 2016	Jun. 27, 2015	Jun. 28, 2014
Derivative [Line Items]
Gross Amounts of Recognized Assets		$ 0.2	$ 1.0
Gross Amounts Offset in the Consolidated Balance Sheet, Assets		0.0	0.0
Net Amounts of Assets Presented in the Consolidated Balance Sheet		0.2	1.0
Gross Amounts Not Offset in the Consolidated Balance Sheet - Financial Instruments, Assets		0.2	0.9
Gross Amounts Not Offset in the Consolidated Balance Sheet - Cash Collateral Pledged, Assets		0.0	0.0
Net Amounts			0.1
Gross Amounts of Recognized Liabilities	$ 8.6	9.1	10.1
Gross Amounts Offset in the Consolidated Balance Sheet, Liabilities		0.0	0.0
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet		9.1	10.1
Gross Amounts Not Offset in the Consolidated Balance Sheet - Financial Instruments, Liabilities		0.2	0.9
Gross Amounts Not Offset in the Consolidated Balance Sheet - Cash Collateral Pledged, Liabilities		0.0	0.0
Net Amounts	$ 8.6	8.9	9.2
Interest Rate Swaps [Member]
Derivative [Line Items]
Gross Amounts of Recognized Assets		0.2	0.9
Gross Amounts Offset in the Consolidated Balance Sheet, Assets		0.0	0.0
Net Amounts of Assets Presented in the Consolidated Balance Sheet		0.2	0.9
Gross Amounts Not Offset in the Consolidated Balance Sheet - Financial Instruments, Assets		0.2	0.9
Gross Amounts Not Offset in the Consolidated Balance Sheet - Cash Collateral Pledged, Assets		0.0	0.0
Gross Amounts of Recognized Liabilities		7.4	10.1
Gross Amounts Offset in the Consolidated Balance Sheet, Liabilities		0.0	0.0
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet		7.4	10.1
Gross Amounts Not Offset in the Consolidated Balance Sheet - Financial Instruments, Liabilities		0.2	0.9
Gross Amounts Not Offset in the Consolidated Balance Sheet - Cash Collateral Pledged, Liabilities		0.0	0.0
Net Amounts		7.2	9.2
Diesel Fuel Collars [Member]
Derivative [Line Items]
Gross Amounts of Recognized Assets			0.1
Gross Amounts Offset in the Consolidated Balance Sheet, Assets		0.0	0.0
Net Amounts of Assets Presented in the Consolidated Balance Sheet			0.1
Gross Amounts Not Offset in the Consolidated Balance Sheet - Cash Collateral Pledged, Assets		0.0	0.0
Net Amounts			0.1
Gross Amounts of Recognized Liabilities		1.7
Gross Amounts Offset in the Consolidated Balance Sheet, Liabilities		0.0	0.0
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet		1.7
Gross Amounts Not Offset in the Consolidated Balance Sheet - Cash Collateral Pledged, Liabilities		0.0	$ 0.0
Net Amounts		$ 1.7